Borrowings and financing (Details 2) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
2023	R$ 2,245,960
2024	2,041,323
2025	2,189,609
2026	2,061,084
2027	2,675,653
2028	1,542,692
2029 to 2044	6,202,350
TOTAL	18,958,671
Local currency
IfrsStatementLineItems [Line Items]
2023	1,933,373
2024	1,786,186
2025	1,924,270
2026	1,839,172
2027	2,453,741
2028	1,320,780
2029 to 2044	4,925,391
TOTAL	16,182,913
Local currency | Debentures [Member]
IfrsStatementLineItems [Line Items]
2023	739,534
2024	1,072,853
2025	1,203,451
2026	1,082,322
2027	1,700,765
2028	644,748
2029 to 2044	1,498,157
TOTAL	7,941,830
Local currency | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
2023	99,767
2024	99,270
2025	105,476
2026	112,071
2027	119,068
2028	126,371
2029 to 2044	859,889
TOTAL	1,521,912
Local currency | BNDES [Member]
IfrsStatementLineItems [Line Items]
2023	240,602
2024	233,867
2025	213,586
2026	203,726
2027	191,168
2028	72,322
2029 to 2044	221,092
TOTAL	1,376,363
Local currency | B I D 2202 [Member]
IfrsStatementLineItems [Line Items]
2023	181,349
2024	181,349
2025	181,349
2026	181,349
2027	181,349
2028	181,349
2029 to 2044	1,257,264
TOTAL	2,345,358
Local currency | B I D I N V E S T [Member]
IfrsStatementLineItems [Line Items]
2023	37,340
2024	39,550
2025	44,300
2026	106,390
2027	108,728
2028	143,591
2029 to 2044	411,166
TOTAL	891,065
Local currency | B I D I N V E S T 2022 [Member]
IfrsStatementLineItems [Line Items]
2023	14,100
2024	14,100
2025	38,275
2026	38,431
2027	38,431
2028	38,431
2029 to 2044	284,417
TOTAL	466,185
Local currency | I F C [Member]
IfrsStatementLineItems [Line Items]
2023	80,000
2024	80,000
2025	80,000
2026	80,000
2027	80,000
2028	80,000
2029 to 2044	270,996
TOTAL	750,996
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets) [Member]
IfrsStatementLineItems [Line Items]
2023	44,453
2024	46,638
2025	45,839
2026	30,769
2027	33,767
2028	33,968
2029 to 2044	122,410
TOTAL	357,844
Local currency | Leases (Others) [Member]
IfrsStatementLineItems [Line Items]
2023	72,109
2024	15,580
2025	9,248
2026	3,972
2027	465
2028	0
2029 to 2044	0
TOTAL	101,374
Local currency | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
2023	6,241
2024	2,979
2025	2,746
2026	142
2027	0
2028	0
2029 to 2044	0
TOTAL	12,108
Local currency | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2023	417,878
2024	0
2025	0
2026	0
2027	0
2028	0
2029 to 2044	0
TOTAL	417,878
Foreign currency
IfrsStatementLineItems [Line Items]
2023	312,587
2024	255,137
2025	265,339
2026	221,912
2027	221,912
2028	221,912
2029 to 2044	1,276,959
TOTAL	2,775,758
Foreign currency | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2023	17,487
2024	0
2025	0
2026	0
2027	0
2028	0
2029 to 2044	0
TOTAL	17,487
Foreign currency | BID [Member]
IfrsStatementLineItems [Line Items]
2023	53,628
2024	53,628
2025	63,830
2026	20,403
2027	20,403
2028	20,403
2029 to 2044	296,030
TOTAL	528,325
Foreign currency | BIRD [Member]
IfrsStatementLineItems [Line Items]
2023	31,722
2024	31,722
2025	31,722
2026	31,722
2027	31,722
2028	31,722
2029 to 2044	207,038
TOTAL	397,370
Foreign currency | JICA [Member]
IfrsStatementLineItems [Line Items]
2023	169,788
2024	169,787
2025	169,787
2026	169,787
2027	169,787
2028	169,787
2029 to 2044	773,891
TOTAL	1,792,614
Foreign currency | BID 1983AB [Member]
IfrsStatementLineItems [Line Items]
2023	39,962
2024	0
2025	0
2026	0
2027	0
2028	0
2029 to 2044	0
TOTAL	R$ 39,962